UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A common stock Common Stock	Class B common stock Common Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2021	$ 0	$ 575	$ 0	$ (19,982)	$ (19,266,026)	$ (19,285,433)
Balance at the beginning (in shares) at Dec. 31, 2021	0	5,750,000
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount					(3,212,946)	(3,212,946)
Repayment of subscription receivable				$ 19,982		19,982
Net (loss) income					9,286,803	9,286,803
Balance at the end at Dec. 31, 2022		$ 575			(13,192,169)	(13,191,594)
Balance at the end (in shares) at Dec. 31, 2022		5,750,000
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount					(2,108,482)	(2,108,482)
Net (loss) income					1,458,019	1,458,019
Balance at the end at Mar. 31, 2023		$ 575			(13,842,632)	(13,842,057)
Balance at the end (in shares) at Mar. 31, 2023		5,750,000
Balance at the beginning at Dec. 31, 2022		$ 575			(13,192,169)	(13,191,594)
Balance at the beginning (in shares) at Dec. 31, 2022		5,750,000
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Net (loss) income						3,605,161
Balance at the end at Sep. 30, 2023	$ 401	$ 174	2,734,328		(11,695,490)	(8,960,587)
Balance at the end (in shares) at Sep. 30, 2023	4,002,121	1,747,879
Balance at the beginning at Dec. 31, 2022		$ 575			(13,192,169)	(13,191,594)
Balance at the beginning (in shares) at Dec. 31, 2022		5,750,000
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount			(3,946,459)		(2,108,482)	(6,054,941)
Gain on forfeiture of deferred underwriting fee payable			5,713,015			5,713,015
Class B to Class A Conversion	$ 401	$ (401)
Class B to Class A conversion (in shares)	4,002,121	(4,002,121)
Net (loss) income					4,018,393	4,018,393
Balance at the end at Dec. 31, 2023	$ 401	$ 174	1,766,556		(11,282,258)	(9,515,127)
Balance at the end (in shares) at Dec. 31, 2023	4,002,121	1,747,879
Balance at the beginning at Mar. 31, 2023		$ 575			(13,842,632)	(13,842,057)
Balance at the beginning (in shares) at Mar. 31, 2023		5,750,000
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount			(1,852,568)			(1,852,568)
Gain on forfeiture of deferred underwriting fee payable			5,713,015			5,713,015
Class B to Class A Conversion	$ 401	$ (401)
Class B to Class A conversion (in shares)	4,002,121	(4,002,121)
Net (loss) income					1,670,358	1,670,358
Balance at the end at Jun. 30, 2023	$ 401	$ 174	3,860,447		(12,172,274)	(8,311,252)
Balance at the end (in shares) at Jun. 30, 2023	4,002,121	1,747,879
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount			(1,126,119)			(1,126,119)
Net (loss) income					476,784	476,784
Balance at the end at Sep. 30, 2023	$ 401	$ 174	2,734,328		(11,695,490)	(8,960,587)
Balance at the end (in shares) at Sep. 30, 2023	4,002,121	1,747,879
Balance at the beginning at Dec. 31, 2023	$ 401	$ 174	1,766,556		(11,282,258)	(9,515,127)
Balance at the beginning (in shares) at Dec. 31, 2023	4,002,121	1,747,879
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount			(495,617)			(495,617)
Net (loss) income					(721,742)	(721,742)
Balance at the end at Mar. 31, 2024	$ 401	$ 174	1,270,939		(12,004,000)	(10,732,486)
Balance at the end (in shares) at Mar. 31, 2024	4,002,121	1,747,879
Balance at the beginning at Dec. 31, 2023	$ 401	$ 174	1,766,556		(11,282,258)	(9,515,127)
Balance at the beginning (in shares) at Dec. 31, 2023	4,002,121	1,747,879
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Net (loss) income						(2,320,503)
Balance at the end at Sep. 30, 2024	$ 401	$ 174	276,678		(13,602,761)	(13,325,508)
Balance at the end (in shares) at Sep. 30, 2024	4,002,121	1,747,879
Balance at the beginning at Mar. 31, 2024	$ 401	$ 174	1,270,939		(12,004,000)	(10,732,486)
Balance at the beginning (in shares) at Mar. 31, 2024	4,002,121	1,747,879
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount			(494,295)			(494,295)
Net (loss) income					(1,317,884)	(1,317,884)
Balance at the end at Jun. 30, 2024	$ 401	$ 174	776,644		(13,321,884)	(12,544,665)
Balance at the end (in shares) at Jun. 30, 2024	4,002,121	1,747,879
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT
Remeasurement of Class A ordinary shares to redemption amount			(499,966)			(499,966)
Net (loss) income					(280,877)	(280,877)
Balance at the end at Sep. 30, 2024	$ 401	$ 174	$ 276,678		$ (13,602,761)	$ (13,325,508)
Balance at the end (in shares) at Sep. 30, 2024	4,002,121	1,747,879